Organization and Nature of Business Operations - Additional Information (Detail) - USD ($)			12 Months Ended
	Apr. 12, 2019	Apr. 11, 2019	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2018	Nov. 16, 2018	Dec. 27, 2017
Organization and Nature of Business Operations (Textual)
Sale of units			12,500,000
Proceeds form sale of units issued			$ 12,500,000
Gross proceeds from private placement			4,625,000
Underwriting commissions			2,500,000
Payment of offering costs			$ 639,723
Percentage of gross proceeds			2.00%
Common stock at par value			$ 0.0001	$ 0.0001
Common stock price			$ 0.01				$ 0.01
Note payable - related party					$ 50,000
Gross proceeds from public offering			$ 143,750,000
Net asset value per share			$ 1.00
Trust account balance			$ 145,998,591
Assets held in Trust Account, percentage			80.00%
Class A Common Stock
Organization and Nature of Business Operations (Textual)
Common stock at par value			$ 0.0001		$ 0.0001
Forward Purchase Agreement [Member]
Organization and Nature of Business Operations (Textual)
Number of unit sold			2,500,000
Sponsor
Organization and Nature of Business Operations (Textual)
Note payable - related party					$ 50,000	$ 300,000
IPO
Organization and Nature of Business Operations (Textual)
Public placements shares			12,500,000
Offering price (per unit)			$ 10.00
Number of unit sold			1,875,000
Description of initial business combination			Initial Business Combination, provided its public stockholders with the opportunity to redeem all or a portion of their shares upon the completion of the Initial Business Combination, either (i) in connection with a stockholder meeting called to approve the business combination or (ii) by means of a tender offer. However, in no event would the Company have redeemed its public shares in an amount that would have caused its net tangible assets to be less than $5,000,001.
Description of letter agreement founder shares			(a) to waive their redemption rights with respect to any Founder Shares, Private Placement Shares and any Public Shares held by them in connection with the completion of the Initial Business Combination, (b) to waive their redemption rights with respect to their Founder Shares, Private Placement Shares and public shares in connection with a stockholder vote to approve an amendment to the Company's amended and restated certificate of incorporation to modify the substance or timing of its obligation to redeem 100% of its public shares if it does not complete an Initial Business Combination within 18 months from the closing of the Public Offering and (c) to vote their Founder Shares and any public shares purchased during or after the Public Offering (including in open market and privately negotiated transactions) in favor of the Initial Business Combination.
Private Placement
Organization and Nature of Business Operations (Textual)
Offering price (per unit)			$ 10.00
Gross proceeds from private placement			$ 4,250,000
Number of unit sold	37,500		2,500,000
Common stock price			$ 11.50
Gross proceeds from sale of units	$ 375,000
Aggregate price			$ 25,000,000
Over-Allotment Option [Member]
Organization and Nature of Business Operations (Textual)
Payment of offering costs	$ 375,000
Number of unit sold	1,875,000
Percentage of gross proceeds	2.00%
Gross proceeds from sale of units	$ 18,750,000
B. Riley Principal Sponsor Co LLC [Member] | Private Placement
Organization and Nature of Business Operations (Textual)
Offering price (per unit)		$ 10.00
Number of unit sold		425,000